Amounts Receivable and Prepaids (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Provision for uncertainty of collection	$ 0.0	$ 0.3
Provisions on sales tax payable			$ 2.3
Sales tax received	1.4
Additional paid assessment	$ 0.2